Notes Payable, net	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable, net
Notes Payable, net
Notes payable, net consisted of the following (in thousands):

Indebtedness	Subsidiary	Maturity	Interest Rate	December 31, 2017	December 31, 2016
Term loan	J&S	November 2022	One-Month LIBOR(2) + 3.25%	$9,917	$—
Revolving credit facility	J&S	November 2022	One-Month LIBOR(2) + 3.25%	814	—
Capital lease obligations (see note 7)	J&S	Various	Various - fixed	896	—
Revolving credit facility	Pure Rooms	On demand	Prime Rate (1) + 1.00%	100	—
Term loan	Pure Rooms	October 1, 2018	5.00%	220	—
Total notes payable				11,947	—
Less deferred loan costs, net				(240)	—
Total notes payable less net deferred loan costs				11,707
Less current portion				(1,751)	—
				$9,956	$—
__________________

(1)	Prime Rate was 4.50% at December 31, 2017.

(2)	One-month LIBOR rate was 1.56% at December 31, 2017.
On November 1, 2017, our J&S operating subsidiary entered into a series of financing transactions for which the creditors do not have recourse to Ashford Inc., including a $10.0 million term loan to finance the acquisition of J&S. The term loan bears interest at LIBOR plus 3.25% and matures on November 1, 2022. The subsidiary capitalized debt issuance costs of $231,000 associated with this financing, which are included as a reduction of notes payable on the consolidated balance sheet as of December 31, 2017. In connection with the term loan, the subsidiary entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at December 31, 2017, was not material. The subsidiary also entered into a $3.0 million revolving credit facility which bears interest at LIBOR plus 3.25% and matures on November 1, 2022. During the year ended December 31, 2017, $1.7 million was drawn and approximately $924,000 of payments were made on the revolving credit facility. As of December 31, 2017, $2.2 million of credit was available under the revolving credit facility. These debt agreements contain various financial covenants that, among other things, require the maintenance of certain fixed charge coverage ratios. Our J&S operating subsidiary is currently in compliance with all financial covenants.
Also on November 1, 2017, in connection with the acquisition of J&S, our J&S operating subsidiary entered into a $2.0 million term loan agreement and a $3.0 million equipment note. These loans each bear interest at LIBOR plus 3.25% and mature on November 1, 2022. During the year ended December 31, 2017, no amounts were drawn on either loan.
On April 6, 2017, Pure Rooms entered into a term loan of $375,000 and a line of credit of $100,000 for which the creditor does not have recourse to Ashford Inc. The term loan has a fixed interest rate of 5.0% per annum with a stated maturity date of October 1, 2018. The line of credit has a variable interest rate of the Prime Rate plus 1.0%. There is no stated maturity date related to the line of credit as it is payable on demand; accordingly, the balance has been classified as a current liability on our consolidated balance sheet.
On April 13, 2017, OpenKey entered into a Loan and Security Agreement ("Loan Agreement") for a line of credit in the amount of $1.5 million. The line of credit is secured by all of OpenKey's assets and matures on October 31, 2018 with an interest rate of Prime Rate plus 2.75%. Creditors do not have recourse to Ashford Inc. At December 31, 2017, there were no borrowings outstanding under the Loan Agreement. In connection with the line of credit, OpenKey granted the creditors a 10-year warrant to purchase approximately 28,000 shares of OpenKey's preferred stock at $1.61 per share. The fair value of the warrants, estimated to be $28,000, was recorded in noncontrolling interests in consolidated entities and debt issuance costs, which will be amortized over the term of the line of credit.
Excluding capital lease obligations (see note 7) and interest, maturities of our long-term debt for each of the next five years and thereafter are as follows (in thousands):

2018	$1,320
2019	1,000
2020	1,000
2021	1,000
2022	6,731
Thereafter	—
$11,051